Non-Binding Agreement to Invest in Other Company	6 Months Ended
Jun. 30, 2026
Non-Binding Agreement to Invest in Other Company [Abstract]
Non-binding agreement to invest in other Company

Note 8 - Non-binding agreement to invest in other Company

On June 30, 2026, the Company entered into a non-binding term sheet with Gryphen Aircraft Industries S.r.l., an Italian aerospace and defense technology company, for a proposed strategic investment.

Pursuant to the term sheet, the Company intends to invest an initial amount of €5.0 million in exchange for 33.3% of Gryphen’s fully diluted share capital, subject to the satisfactory completion of due diligence, execution of definitive agreements, receipt of required approvals and other customary closing conditions.

Subject to the achievement of certain milestones, the Company may increase its total investment to €8.33 million and will have an option to increase its ownership interest in Gryphen to 53%, based on a company valuation of €30 million.

As of the date of approval of these interim financial statements, the transaction has not been completed and remains subject to the execution of definitive agreements and the satisfaction of the applicable closing conditions.

Accordingly, no amounts relating to the proposed transaction have been recognized in these condensed interim financial statements.